FAIR VALUE MEASUREMENTS (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Discount rate (as a percent)	12.00%	12.00%
Minimum
Fair value measurements
Market share (as a percent)	57.00%	57.00%
Revenue growth rate (as a percent)	0.50%
OIBDA margin (as a percent)	44.00%	49.40%
Maximum
Fair value measurements
Market share (as a percent)	62.00%	62.00%
Revenue growth rate (as a percent)	1.00%
OIBDA margin (as a percent)	45.50%	52.70%
Weighted average
Fair value measurements
Market share (as a percent)	60.00%	60.00%
Revenue growth rate (as a percent)	0.70%
OIBDA margin (as a percent)	44.60%	50.70%